EQUITY	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EQUITY

The Company is authorized to issue 50,000,000 common shares at a par value of $0.001 per share.  These shares have full voting rights. The Company is authorized to issue 20,000,000 shares of preferred stock at a par value of $.001. No preferred shares have been issued as of September 30, 2011.   No shares have been issued during the nine months ended September 30, 2011.   At September 30, 2011 there were 5,471,900 common shares outstanding.  There are no stock option plans or outstanding warrants as of September 30, 2011.